Investments in joint ventures and joint operations	3 Months Ended
Mar. 31, 2023
Interests In Other Entities [Abstract]
Investments in joint ventures and joint operations	Investments in joint ventures and joint operations During the three months ended March 31, 2023, the Group made £623,000 in capital contributions to its joint venture with RallyBio, RE Ventures (three months to March 31, 2022: £nil). The Group’s share of the loss incurred by the joint venture during the three months ended March 31, 2023 totalled £459,000 (three months to March 31, 2022: £293,000). There were no transactions with the Group’s other joint venture with RallyBio, RE Ventures II, LLC, during the three months ended March 31, 2023 (three months to March 31, 2022: £nil). The Group’s interests in joint operations are disclosed in the consolidated financial statements for the year ended December 31, 2022.